Related Party Transactions (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
Amount due to related party	$ 1,383	$ 2,687
Giesmart Plaza Zone Two [Member]
Related Party Transaction [Line Items]
Incurred rent expense	69,205	75,253	$ 84,253
Giesmart Plaza Zone One Three And Four [Member]
Related Party Transaction [Line Items]
Incurred rent expense	78,823	80,364	$ 73,972
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
Amount due to related party	$ 1,383	$ 2,687
Dr Wirawan Jusuf [Member]
Related Party Transaction [Line Items]
Ownership percentage				50.00%